Leases - Schedule of Changes in Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Apr. 03, 2022	Mar. 28, 2021
Right-of-use assets
Right-of-use assets, beginning balance	$ 233.7	$ 211.8
Impairment losses (Note 1)	6.1
Right-of-use assets, ending balance	215.2	233.7
Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	194.5
Right-of-use assets, ending balance	186.2	194.5
Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	26.8
Right-of-use assets, ending balance	21.5	26.8
Other
Right-of-use assets
Right-of-use assets, beginning balance	12.4
Right-of-use assets, ending balance	7.5	12.4
Cost
Right-of-use assets
Right-of-use assets, beginning balance	308.4	246.1
Additions	49.8	78.9
Lease modifications	(0.7)	(0.9)
Derecognition on termination	(2.3)
Impact of foreign currency translation	(7.1)	(13.4)
Right-of-use assets, ending balance	350.4	308.4
Cost | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	253.3	191.5
Additions	49.4	75.7
Lease modifications	0.5	0.6
Derecognition on termination	(2.3)
Impact of foreign currency translation	(6.9)	(12.2)
Right-of-use assets, ending balance	296.3	253.3
Cost | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	36.7	36.6
Additions	0.0	0.1
Lease modifications	0.0	0.0
Derecognition on termination	0.0
Impact of foreign currency translation	0.0	0.0
Right-of-use assets, ending balance	36.7	36.7
Cost | Other
Right-of-use assets
Right-of-use assets, beginning balance	18.4	18.0
Additions	0.4	3.1
Lease modifications	(1.2)	(1.5)
Derecognition on termination	0.0
Impact of foreign currency translation	(0.2)	(1.2)
Right-of-use assets, ending balance	17.4	18.4
Accumulated depreciation
Right-of-use assets
Right-of-use assets, beginning balance	(74.7)	(34.3)
Depreciation	56.6	45.3
Derecognition on termination		(2.3)
Impairment losses (Note 1)	6.1
Impact of foreign currency translation	(2.2)	(2.6)
Right-of-use assets, ending balance	(135.2)	(74.7)
Accumulated depreciation | Retail stores
Right-of-use assets
Right-of-use assets, beginning balance	(58.8)	(26.8)
Depreciation	47.3	36.7
Derecognition on termination		(2.3)
Impairment losses (Note 1)	6.1
Impact of foreign currency translation	(2.1)	(2.4)
Right-of-use assets, ending balance	(110.1)	(58.8)
Accumulated depreciation | Manufacturing facilities
Right-of-use assets
Right-of-use assets, beginning balance	(9.9)	(4.8)
Depreciation	5.3	5.1
Derecognition on termination		0.0
Impairment losses (Note 1)	0.0
Impact of foreign currency translation	0.0	0.0
Right-of-use assets, ending balance	(15.2)	(9.9)
Accumulated depreciation | Other
Right-of-use assets
Right-of-use assets, beginning balance	(6.0)	(2.7)
Depreciation	4.0	3.5
Derecognition on termination		0.0
Impairment losses (Note 1)	0.0
Impact of foreign currency translation	(0.1)	(0.2)
Right-of-use assets, ending balance	$ (9.9)	$ (6.0)